Financial instruments - fair values - Summary of Fair Values vs Carrying amounts (Details) - USD ($) $ in Millions		Jun. 30, 2025		Dec. 31, 2024	Jun. 30, 2024	[2]	Dec. 31, 2023
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value		$ 644.0		$ 606.0
Regulatory deposits		17.0		14.0
Loans receivable		2.0		1.0
Advance payment for sportsbook software	[1]	120.0		117.0
Trade and other receivables		86.0		63.0
Restricted cash		10.0		9.0
Cash and cash equivalents		393.0	[2]	388.0	$ 356.0		$ 267.0
Fixed term deposits		16.0		14.0
Total financial assets		644.0		606.0
Financial liabilities, at fair value		348.0		431.0
Lease liabilities		76.0		73.0
Derivative financial instruments		3.0		2.0
Trade and other payables		209.0		228.0
Customer liabilities (at fair value through profit/loss)		60.0		53.0
Dividends payable		0.0		75.0
Total financial liabilities		348.0		431.0
Net, Carrying Amount		296.0		175.0
Net, Fair Value		296.0		175.0
Lease liabilities
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value		76.0		73.0
Derivative financial instruments
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value		3.0		2.0
Trade and other payables
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value		209.0		228.0
Customer liabilities (at fair value through profit/loss)
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value		60.0		53.0
Dividends payable
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value		0.0		75.0
Regulatory deposits
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value		17.0		14.0
Loans receivable
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value		2.0		1.0
Advance for sportsbook software
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value		120.0		117.0
Trade and other receivables
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value		86.0		63.0
Restricted cash
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value		10.0		9.0
Cash and cash equivalents
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value		393.0		388.0
Fixed term deposits
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value		$ 16.0		$ 14.0

[1]	[1] Prepayment for Sportsbook software has been renamed to Advance for Sportsbook software.
[2]	Cash and cash equivalents includes cash held for regulatory purposes of $17.3 million at June 30, 2025 (2024:26.9 million). These cash balances are accessible as required.